Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services

The stock-based expense recognized in the financial statements for services received is related to research and development (“R&D”), sales and marketing (“S&M”) and general and administrative (“G&A”) expenses as shown in the following table:

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	USD thousands	USD thousands	USD thousands	USD thousands
Stock-based compensation expense – research and development	$2,831	$866	$138	$330
Stock-based compensation expense – sales and marketing	89	405	(4)	179
Stock-based compensation expense – general and administrative	1,511	984	89	357
Total	$4,431	$2,255	$223	$866

Schedule of Black-Scholes Option-Pricing Model

The fair value of each option award granted in February 2026 is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table:

2026 Grants
Dividend yield	$-
Expected volatility	60.78 – 61.84%
Risk-free interest	3.77-3.82%
Expected term	5.64 – 6.13 years
Exercise price	$0.16 – 9.37
Share price	$11
Total fair value (USD Thousands)	$626